15. Tax (Tables)	12 Months Ended
Dec. 31, 2015
Tax Tables
Provision (benefit) for income taxes

A reconciliation of the provision (benefit) for income taxes with amounts determined by applying the statutory U.S. federal income tax rate to income before income taxes is as follows for the years ended December 31:

	2015	2014
Computed tax at the federal statutory rate of 34%	$(4,849,000)	$(1,703,000)
Return to provision adjustment	-	420,000
Debt discounts	3,399,000	(1,010,000)
Other	10,000	7,000
Valuation allowance	1,440,000	2,286,000
Provision for income taxes	$-	$-

Deferred income tax assets and liabilities

Significant components of the Company's deferred tax assets and liabilities are as follows at December 31:

	2015	2014
Deferred tax assets:
Accrued Compensation	$2,907,000	$2,638,000
Net operating loss carryforwards	8,303,000	7,185,000
Property and equipment	(3,000)	38,000
Other	62,000	-
Valuation Allowance	(11,269,000)	(9,861,000)

Det deferred tax assets	$-	$-